UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22946

Guggenheim Strategy Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Blvd, Suite 200 Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

702 King Farm Blvd, Suite 200, Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024 – March 31, 2025

Item 1. Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guggenheim Strategy Fund II

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Strategy Fund II for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$8	0.15%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund returned 3.07%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 2.24% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index during the reporting period. Positive performance was driven by sector allocation, security selection, and carry (or earned income). The fund benefitted from its structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within asset backed securities was a key contributor to relative performance as the fund's holdings outperformed the ICE Bank of America AA-BBB U.S. Asset Backed Securities Index by 0.7%. Duration detracted from absolute returns as front-end Treasury yields rose approximately 30 basis points.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Guggenheim Strategy Fund II	3.07%	6.91%	4.36%	3.05%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.24%	5.03%	2.60%	1.86%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 3.31.25
Net Assets	$165,226,286
Total Number of Portfolio Holdings	167
Portfolio Turnover Rate	1%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Strategy Fund II	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

BCC Middle Market CLO LLC, 6.06%	4.7%
Palmer Square Loan Funding Ltd., 5.90%	2.3%
BX Commercial Mortgage Trust, 6.08%	2.2%
JP Morgan Chase Commercial Mortgage Securities Trust, 6.23%	2.2%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.9%
WMRK Commercial Mortgage Trust, 7.76%	1.7%
Brighthouse Financial Global Funding, 5.55%	1.7%
AEGON Funding Company LLC, 5.50%	1.6%
Citigroup Mortgage Loan Trust, Inc., 6.17%	1.6%
OBX Trust, 5.99%	1.6%
Top 10 Total	21.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-C000141590-033125

Guggenheim Investments	2

Guggenheim Strategy Fund III

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Strategy Fund III for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$7	0.14%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund returned 2.97%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 2.24% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index during the reporting period. Positive performance was driven by sector allocation, security selection, and carry (or earned income). The fund benefitted from its structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within asset backed securities was a key contributor to relative performance as the fund's holdings outperformed the ICE Bank of America AA-BBB U.S. Asset Backed Securities Index by 0.7%. Duration detracted from absolute returns as front-end Treasury yields rose approximately 30 basis points.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Guggenheim Strategy Fund III	2.97%	6.75%	4.40%	3.18%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.24%	5.03%	2.60%	1.86%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 3.31.25
Net Assets	$166,561,543
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	1%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Strategy Fund III	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

BCC Middle Market CLO LLC, 6.06%	4.4%
Palmer Square Loan Funding Ltd., 5.90%	2.2%
FirstKey Homes Trust, 2.67%	2.1%
BX Commercial Mortgage Trust, 6.08%	2.1%
WMRK Commercial Mortgage Trust, 7.76%	1.7%
Citigroup Mortgage Loan Trust, Inc., 6.17%	1.7%
Brighthouse Financial Global Funding, 5.55%	1.7%
OSAT Trust, 5.12%	1.6%
BRSP Ltd., 6.33%	1.6%
AEGON Funding Company LLC, 5.50%	1.6%
Top 10 Total	20.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-C000141591-033125

Guggenheim Investments	2

Guggenheim Variable Insurance Strategy Fund III

Variable Annuity

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Variable Insurance Strategy Fund III for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$14	0.28%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Variable Annuity Class shares) returned 3.04%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 2.24% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index during the reporting period. Positive performance was driven by sector allocation, security selection, and carry (or earned income). The fund benefitted from its structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within asset backed securities was a key contributor to relative performance as the fund's holdings outperformed the ICE Bank of America AA-BBB U.S. Asset Backed Securities Index by 0.7%. Duration detracted from absolute returns as front-end Treasury yields rose approximately 30 basis points.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*, † as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Guggenheim Variable Insurance Strategy Fund III	3.04%	6.79%	4.37%	3.14%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.24%	5.03%	2.60%	1.86%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 3.31.25
Net Assets	$45,880,169
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Variable Insurance Strategy Fund III | Variable Annuity	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 3.31.25

BCC Middle Market CLO LLC, 6.06%	6.0%
Palmer Square Loan Funding Ltd., 5.90%	3.3%
FirstKey Homes Trust, 2.67%	2.8%
BX Commercial Mortgage Trust, 6.08%	2.7%
Anchorage Credit Funding 4 Ltd., 2.72%	2.5%
WMRK Commercial Mortgage Trust, 7.76%	2.5%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	2.4%
Citigroup Mortgage Loan Trust, Inc., 6.17%	2.2%
OSAT Trust, 5.12%	2.2%
Cerberus Loan Funding XXXII, LP, 6.18%	2.2%
Top 10 Total	28.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000141592-033125

Guggenheim Investments	2

(b)	Not applicable.

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to this registrant.

(b) Not applicable to this registrant.

Item 6. Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3.31.2025

Guggenheim Strategy Funds Trust Semi-Annual Financial Report

Guggenheim Strategy Funds
Guggenheim Strategy Fund II
Guggenheim Strategy Fund III
Guggenheim Variable Insurance Strategy Fund III

GuggenheimInvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (SEMI-ANNUAL FINANCIAL REPORT)
GUGGENHEIM STRATEGY FUND II	2
GUGGENHEIM STRATEGY FUND III	12
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III	24
NOTES TO FINANCIAL STATEMENTS	35
OTHER INFORMATION	46
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	47
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	48
ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	49
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	50

GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
GUGGENHEIM STRATEGY FUND II

	Shares	Value
MONEY MARKET FUNDS***,† - 1.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.17%[1]	2,082,825	$2,082,825
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.21%[1]	1,058,695	1,058,695
Total Money Market Funds
(Cost $3,141,520)		3,141,520

	Face Amount
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.3%
Residential Mortgage-Backed Securities - 24.1%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,3]	$2,607,799	2,630,552
2024-NQM8, 6.23% due 05/25/64[2,3]	1,303,840	1,319,397
2024-NQM6, 6.45% due 02/25/64[2,3]	1,283,047	1,296,937
2024-NQM7, 6.24% due 03/25/64[2,3]	1,271,710	1,282,683
2023-NQM2, 6.32% due 01/25/62[2,3]	1,097,077	1,100,599
2023-NQM1, 6.25% due 11/25/63[2,3]	544,997	546,869
CSMC Trust
2021-RPL1, 4.08% (WAC) due 09/27/60◊,2	1,766,579	1,759,955
2021-RPL7, 4.19% (WAC) due 07/27/61◊,2	600,504	598,294
2021-RPL4, 4.10% (WAC) due 12/27/60◊,2	468,721	467,120
2020-NQM1, 2.21% due 05/25/65[2]	461,257	435,705
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,3]	2,634,393	2,635,500
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[2,3]	1,196,911	1,204,210
2022-NQM4, 5.73% due 08/25/67[2,3]	1,014,788	1,011,686
2023-NQM3, 6.89% due 08/25/68[2,3]	363,518	368,904
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,3]	1,883,892	1,872,219
2022-SP1, 5.25% due 07/25/62[2,3]	676,321	671,355
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[2,3]	1,158,622	1,155,347
2021-GS4, 4.65% due 11/25/60[2,3]	919,094	917,442
2021-GS2, 4.75% due 04/25/61[2,3]	442,346	441,850
PRPM LLC
2021-5, 4.79% due 06/25/26[2,3]	1,026,784	1,024,822
2022-1, 3.72% due 02/25/27[2,3]	1,009,138	1,009,667
2021-8, 4.74% (WAC) due 09/25/26◊,2	437,807	436,677
Verus Securitization Trust
2020-5, 2.22% due 05/25/65[2]	677,133	652,005
2021-6, 1.89% (WAC) due 10/25/66◊,2	568,305	487,546
2021-3, 1.44% (WAC) due 06/25/66◊,2	195,526	168,601
2020-1, 3.42% due 01/25/60[2]	148,835	144,749
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,3]	1,380,315	1,377,840
Home Equity Loan Trust
2007-FRE1, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,440,381	1,371,392

New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	730,665	685,177
2018-2A, 3.50% (WAC) due 02/25/58◊,2	688,352	653,440
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,331,260	1,226,733
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[2,3]	678,348	684,064
2022-1, 3.29% (WAC) due 12/25/66◊,2	495,020	436,517
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	1,176,911	1,093,834
Soundview Home Loan Trust
2006-OPT5, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	901,220	872,142
NovaStar Mortgage Funding Trust Series
2007-2, 4.64% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	885,870	867,513
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.07% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	889,263	859,109
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	601,815	589,636
Alternative Loan Trust
2007-OA7, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	601,494	547,489
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	528,095	501,171
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,2	474,277	474,026
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	457,419	457,194
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,3]	406,365	412,101
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	336,364	332,595
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	282,019	277,002
Banc of America Funding Trust
2015-R2, 4.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	199,855	198,924
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.01% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	155,579	154,468
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	82,861	81,606

2 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	$34,562	$32,571
Total Residential Mortgage-Backed Securities		39,827,235

Commercial Mortgage-Backed Securities - 8.6%
BX Commercial Mortgage Trust
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,750,000	3,700,781
2022-LP2, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	770,000	767,113
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.23% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	3,900,000	3,681,658
WMRK Commercial Mortgage Trust
2022-WMRK, 7.76% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,850,000	2,844,656
Citigroup Commercial Mortgage Trust
2018-C6, 0.76% (WAC) due 11/10/51◊,4	45,207,481	1,081,151
Life Mortgage Trust
2021-BMR, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	665,000	657,934
BENCHMARK Mortgage Trust
2019-B14, 0.74% (WAC) due 12/15/62◊,4	22,636,736	500,512
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.60% (WAC) due 06/15/51◊,4	33,378,945	487,914
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	460,579
Total Commercial Mortgage-Backed Securities		14,182,298

Government Agency - 0.6%
Fannie Mae
6.50% due 04/25/49	941,198	960,575
Total Collateralized Mortgage Obligations
(Cost $56,047,500)		54,970,108

CORPORATE BONDS†† - 32.0%
Financial - 17.3%
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	2,700,000	2,735,437
AEGON Funding Company LLC
5.50% due 04/16/27[2]	2,600,000	2,635,551
Athene Global Funding
5.68% due 02/23/26[2]	2,300,000	2,323,268
F&G Global Funding
5.88% due 06/10/27[2]	2,100,000	2,142,615
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[2]	1,750,000	1,774,026
Barclays plc
5.67% due 03/12/28[5]	1,700,000	1,729,965
Standard Chartered plc
5.69% due 05/14/28[2,5]	1,600,000	1,627,508
HSBC Holdings plc
5.60% due 05/17/28[5]	1,600,000	1,626,532
Jackson National Life Global Funding
5.60% due 04/10/26[2]	1,600,000	1,614,913
LPL Holdings, Inc.
5.70% due 05/20/27	1,550,000	1,575,525
Assurant, Inc.
6.10% due 02/27/26	1,450,000	1,462,643
CNO Global Funding
5.88% due 06/04/27[2]	1,060,000	1,087,243
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	862,594
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,5]	850,000	849,023
Mizuho Financial Group, Inc.
5.41% due 09/13/28[5]	800,000	815,612
Societe Generale S.A.
5.52% due 01/19/28[2,5]	800,000	807,872
GA Global Funding Trust
1.63% due 01/15/26[2]	600,000	585,215
SLM Corp.
3.13% due 11/02/26	600,000	579,631
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	488,659
OneMain Finance Corp.
7.13% due 03/15/26	480,000	487,042
PennyMac Financial Services, Inc.
5.38% due 10/15/25[2]	480,000	478,882
American National Group, Inc.
5.00% due 06/15/27	240,000	239,939
Total Financial		28,529,695

Consumer, Non-cyclical - 6.1%
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,866,410
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,700,000	1,730,614
Icon Investments Six DAC
5.81% due 05/08/27	1,600,000	1,633,648
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,612,979
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	985,788
Triton Container International Ltd.
2.05% due 04/15/26[2]	900,000	873,292
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.13% due 02/01/28	430,000	434,370
AMN Healthcare, Inc.
4.63% due 10/01/27[2]	350,000	336,433

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	$330,000	$322,494
Block, Inc.
2.75% due 06/01/26	150,000	145,486
Graham Holdings Co.
5.75% due 06/01/26[2]	125,000	124,982
Total Consumer, Non-cyclical		10,066,496

Industrial - 2.9%
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,666,563
Weir Group plc
2.20% due 05/13/26[2]	950,000	922,494
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	916,753
Vontier Corp.
1.80% due 04/01/26	850,000	824,521
Jabil, Inc.
4.25% due 05/15/27	250,000	248,256
1.70% due 04/15/26	250,000	242,805
Total Industrial		4,821,392

Consumer, Cyclical - 2.5%
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	900,000	908,981
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	885,689
LG Electronics, Inc.
5.63% due 04/24/27[2]	850,000	865,763
International Game Technology plc
4.13% due 04/15/26[2]	500,000	493,762
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	350,000	349,296
Air Canada
3.88% due 08/15/26[2]	330,000	322,701
Newell Brands, Inc.
6.38% due 09/15/27	84,000	84,311
5.70% due 04/01/26	72,000	71,912
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	150,000	147,190
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[2]	33,000	32,988
Total Consumer, Cyclical		4,162,593

Utilities - 1.3%
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,760,076
Terraform Global Operating, LP
6.13% due 03/01/26[2]	264,000	262,468
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	99,214
Total Utilities		2,121,758
Communications - 1.0%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,452,798
Cogent Communications Group LLC
3.50% due 05/01/26[2]	184,000	179,385
Total Communications		1,632,183

Technology - 0.8%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,398,601

Energy - 0.1%
Buckeye Partners, LP
3.95% due 12/01/26	250,000	243,642
Total Corporate Bonds
(Cost $52,721,156)		52,976,360

ASSET-BACKED SECURITIES†† - 32.0%
Collateralized Loan Obligations - 23.1%
BCC Middle Market CLO LLC
2021-1A A1R, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	7,750,000	7,763,580
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,500,000	2,494,758
2020-FL3 AS, 6.68% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	1,750,000	1,750,163
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,746,461
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.09% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,254,004
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,153,402
FS Rialto
2021-FL3 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,2	2,000,000	1,985,479
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.17% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	1,750,000	1,753,271
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,752,422

4 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.10% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	$1,750,000	$1,750,087
Sound Point CLO XIX Ltd.
2018-1A A, 5.56% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	1,588,878	1,587,631
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.44% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,500,000	1,502,449
BRSP Ltd.
2021-FL1 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	1,500,000	1,468,616
HGI CRE CLO Ltd.
2021-FL2 A, 5.43% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	1,291,847	1,287,216
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	1,000,000	1,001,830
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,001,617
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	938,623	940,437
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	750,000	751,452
LCCM Trust
2021-FL3 A, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	337,654	336,928
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	309,303	308,397
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.87% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	264,072	264,072
Parliament CLO II Ltd.
2021-2A A, 5.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	213,306	213,621
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.57% (1 Month Term SOFR + 1.25%, Rate Floor: 1.10%) due 12/18/37◊,2	94,019	94,313
Total Collateralized Loan Obligations		38,162,206
Net Lease - 2.4%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,210,649	3,111,989
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	942,448	889,503
Total Net Lease		4,001,492

Single Family Residence - 2.3%
FirstKey Homes Trust
2020-SFR2, 1.67% due 10/19/37[2]	2,000,000	1,956,838
2020-SFR2, 2.67% due 10/19/37[2]	1,150,000	1,130,386
2022-SFR1, 4.49% due 05/19/39[2]	750,000	740,489
Total Single Family Residence		3,827,713

Transport-Container - 2.2%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,980,000	1,792,117
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	673,333	618,815
2020-1A, 2.73% due 08/21/45[2]	298,911	286,837
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	928,518	849,101
Total Transport-Container		3,546,870

Infrastructure - 0.7%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,233,000	1,181,281

Transport-Aircraft - 0.7%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	540,336	513,313
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	379,453	368,074
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	191,646	188,775
Total Transport-Aircraft		1,070,162

Financial - 0.6%
Project Onyx I
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	817,968	816,952
Project Onyx II
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	224,216	223,508
Total Financial		1,040,460

Total Asset-Backed Securities
(Cost $53,310,157)		52,830,184

U.S. TREASURY BILLS†† - 2.1%
U.S. Treasury Bills
4.23% due 04/15/25[6]	1,000,000	998,350
4.22% due 04/01/25[6]	870,000	870,000
U.S. Treasury Bills
4.20% due 04/01/25[6]	1,335,000	1,335,000
4.25% due 04/01/25[6]	360,000	360,000
Total U.S. Treasury Bills
(Cost $3,563,356)		3,563,350

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 5

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND II

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 0.5%
Financial - 0.4%
Citadel Securities, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	$327,525	$326,994
Jane Street Group LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	296,907	293,166
Total Financial		620,160

Technology - 0.1%
World Wide Technology Holding Company LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30†††	220,898	220,346
Total Senior Floating Rate Interests
(Cost $843,627)		840,506

REPURCHASE AGREEMENTS††,7 - 0.4%
BofA Securities, Inc.
issued 03/31/25 at 4.35% due 04/01/25	171,187	171,187
BNP Paribas
issued 03/31/25 at 4.38% due 04/01/25	155,624	155,624
J.P. Morgan Securities LLC
issued 03/31/25 at 4.36% due 04/01/25	155,624	155,624
Bank of Montreal
issued 03/31/25 at 4.33% due 04/01/25	124,499	124,499
Total Repurchase Agreements
(Cost $606,934)		606,934

Total Investments - 102.2%
(Cost $170,234,250)		$168,928,962
Other Assets & Liabilities, net - (2.2)%		(3,702,676)
Total Net Assets - 100.0%		$165,226,286

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	$55,500,000	$(643,096)	$322	$(643,418)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of March 31, 2025.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $130,417,053 (cost $131,300,213), or 78.9% of total net assets.

[3]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2025. See table below for additional step information for each security.

[4]	Security is an interest-only strip.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

6 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND II

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$3,141,520	$—	$—	$3,141,520
Collateralized Mortgage Obligations	—	54,970,108	—	54,970,108
Corporate Bonds	—	52,976,360	—	52,976,360
Asset-Backed Securities	—	51,789,724	1,040,460	52,830,184
U.S. Treasury Bills	—	3,563,350	—	3,563,350
Senior Floating Rate Interests	—	620,160	220,346	840,506
Repurchase Agreements	—	606,934	—	606,934
Total Assets	$3,141,520	$164,526,636	$1,260,806	$168,928,962

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$643,418	$—	$643,418

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	7.72%	02/25/26	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
GUGGENHEIM STRATEGY FUND II

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Strips
4.35%			0.00%
Due 04/01/25	$171,187	$171,208	Due 07/31/26 - 11/15/54	$681,510	$174,611

BNP Paribas			U.S. Treasury Notes
4.38%			0.63% - 1.25%
Due 04/01/25	155,624	155,643	Due 02/28/27 - 08/15/31	143,000	121,469

			U.S. Treasury Strips
			0.00%
			Due 05/15/25 - 02/15/46	40,180	37,260

			U.S. Treasury Bill
			0.00%
			Due 10/02/25	100	98
				183,280	158,827

J.P. Morgan Securities LLC			U.S. Treasury Strips
4.36%			0.00%
Due 04/01/25	155,624	155,643	Due 11/15/27 - 02/15/28	177,906	158,757

Bank of Montreal			U.S. Treasury Note
4.33%			4.13%
Due 04/01/25	124,499	124,514	Due 02/28/27	126,100	127,007

8 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM STRATEGY FUND II

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments, at value (cost $169,627,316)	$168,322,028
Repurchase agreements, at value (cost $606,934)	606,934
Cash	270,895
Unamortized upfront premiums paid on interest rate swap agreements	322
Prepaid expenses	1,970
Receivables:
Interest	1,372,663
Securities sold	9,345
Variation margin on interest rate swap agreements	7,935
Foreign tax reclaims	511
Total assets	170,592,603

Liabilities:
Segregated cash due to broker	12,814
Payable for:
Fund shares redeemed	5,000,000
Distributions to shareholders	252,087
Fund accounting/administration fees	4,229
Transfer agent/maintenance fees	1,906
Trustees’ fees*	1,566
Securities purchased	46
Miscellaneous	93,669
Total liabilities	5,366,317
Net assets	$165,226,286

Net assets consist of:
Paid in capital	$169,301,107
Total distributable earnings (loss)	(4,074,821)
Net assets	$165,226,286
Capital shares outstanding	6,646,851
Net asset value per share	$24.86

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Interest	$5,341,048
Total investment income	5,341,048

Expenses:
Professional fees	59,548
Fund accounting/administration fees	45,266
Custodian fees	16,233
Trustees’ fees*	9,229
Transfer agent/maintenance fees	5,984
Line of credit fees	4,658
Miscellaneous	13,894
Total expenses	154,812
Less:
Earnings credits applied	(7,625)
Net Expenses	147,187
Net investment income	5,193,861

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	320,321
Swap agreements	173,478
Net realized gain	493,799
Net change in unrealized appreciation (depreciation) on:
Investments	(603,933)
Swap agreements	616,954
Foreign currency translations	(10)
Net change in unrealized appreciation (depreciation)	13,011
Net realized and unrealized gain	506,810
Net increase in net assets resulting from operations	$5,700,671

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 9

GUGGENHEIM STRATEGY FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,193,861	$17,314,342
Net realized gain on investments	493,799	876,261
Net change in unrealized appreciation (depreciation) on investments	13,011	6,916,120
Net increase in net assets resulting from operations	5,700,671	25,106,723

Distributions to shareholders	(5,364,738)	(18,178,692)

Capital share transactions:
Proceeds from sale of shares	40,306,400	99,883,658
Distributions reinvested	3,615,607	14,205,784
Cost of shares redeemed	(185,001,474)	(96,391,806)
Net increase (decrease) from capital share transactions	(141,079,467)	17,697,636
Net increase (decrease) in net assets	(140,743,534)	24,625,667

Net assets:
Beginning of period	305,969,820	281,344,153
End of period	$165,226,286	$305,969,820

Capital share activity:
Shares sold	1,625,839	4,077,267
Shares issued from reinvestment of distributions	145,552	577,947
Shares redeemed	(7,459,958)	(3,912,845)
Net increase (decrease) in shares	(5,688,567)	742,369

10 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM STRATEGY FUND II

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.80	$24.27	$23.96	$24.99	$24.97	$24.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.67	1.33	1.15	.49	.35	.51
Net gain (loss) on investments (realized and unrealized)	.08	.59	.41	(1.02)	.07	.17
Total from investment operations	.75	1.92	1.56	(.53)	.42	.68
Less distributions from:
Net investment income	(.69)	(1.39)	(1.25)	(.50)	(.40)	(.54)
Total distributions	(.69)	(1.39)	(1.25)	(.50)	(.40)	(.54)
Net asset value, end of period	$24.86	$24.80	$24.27	$23.96	$24.99	$24.97

Total Return	3.07%	8.11%	6.62%	(2.08%)	1.68%	2.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$165,226	$305,970	$281,344	$287,366	$367,122	$328,480
Ratios to average net assets:
Net investment income (loss)	5.44%	5.40%	4.75%	2.01%	1.40%	2.05%
Total expenses[c]	0.16%	0.10%	0.13%	0.10%	0.10%	0.12%
Net expenses[d]	0.16%	0.10%	0.13%	0.10%	0.10%	0.12%
Portfolio turnover rate	1%	36%	12%	33%	97%	89%

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invest, if any.
[d]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 11

SCHEDULE OF INVESTMENTS	March 31, 2025
GUGGENHEIM STRATEGY FUND III

	Shares	Value
MONEY MARKET FUNDS***,† - 1.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.17%[1]	1,860,064	$1,860,064
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.21%[1]	1,284,422	1,284,421
Total Money Market Funds
(Cost $3,144,485)		3,144,485

	Face Amount
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 35.7%
Residential Mortgage-Backed Securities - 28.5%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,3]	$2,607,799	2,630,552
2024-NQM8, 6.23% due 05/25/64[2,3]	1,426,075	1,443,090
2024-NQM6, 6.45% due 02/25/64[2,3]	1,399,687	1,414,840
2024-NQM7, 6.24% due 03/25/64[2,3]	1,390,933	1,402,935
2023-NQM2, 6.32% due 01/25/62[2,3]	1,097,077	1,100,599
2023-NQM1, 6.25% due 11/25/63[2,3]	544,997	546,869
2022-NQM9, 6.45% due 09/25/62[2,3]	263,019	263,821
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	1,518,638	1,428,582
2024-NQM2, 6.09% due 06/25/59[2,3]	1,309,121	1,317,105
2023-NQM2, 5.84% due 11/25/67[2,3]	1,307,186	1,306,945
2023-NQM3, 6.89% due 08/25/68[2,3]	363,518	368,904
PRPM LLC
2022-1, 3.72% due 02/25/27[2,3]	2,343,805	2,345,033
2021-5, 4.79% due 06/25/26[2,3]	880,101	878,419
2021-8, 4.74% (WAC) due 09/25/26◊,2	413,484	412,417
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,3]	2,830,989	2,832,179
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,3]	2,197,874	2,184,256
2022-SP1, 5.25% due 07/25/62[2,3]	636,537	631,864
CSMC Trust
2021-RPL1, 4.08% (WAC) due 09/27/60◊,2	1,388,027	1,382,822
2021-RPL7, 4.19% (WAC) due 07/27/61◊,2	600,504	598,294
2021-RPL4, 4.10% (WAC) due 12/27/60◊,2	468,721	467,121
2020-NQM1, 2.21% due 05/25/65[2]	378,644	357,668
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,3]	2,729,956	2,725,061
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,2	1,039,769	864,281
2024-4, 6.20% due 01/25/69[2,3]	718,250	724,303
2023-1, 4.75% due 09/26/67[2,3]	660,536	653,881
2022-1, 3.29% (WAC) due 12/25/66◊,2	495,020	436,517
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[2,3]	933,335	930,696
2021-GS4, 4.65% due 11/25/60[2,3]	919,094	917,442
2021-GS2, 4.75% due 04/25/61[2,3]	353,876	353,480

Verus Securitization Trust
2020-5, 2.22% due 05/25/65[2]	536,064	516,171
2021-6, 1.89% (WAC) due 10/25/66◊,2	568,305	487,546
2021-5, 1.37% (WAC) due 09/25/66◊,2	567,394	487,209
2021-4, 1.35% (WAC) due 07/25/66◊,2	275,905	229,624
2021-3, 1.44% (WAC) due 06/25/66◊,2	152,075	131,134
2020-1, 3.42% due 01/25/60[2]	124,029	120,624
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	614,423	576,172
2018-2A, 3.50% (WAC) due 02/25/58◊,2	579,665	550,265
2017-5A, 5.94% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,2	193,713	192,406
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,331,260	1,226,733
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	1,259,021	1,170,148
Home Equity Loan Trust
2007-FRE1, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,215,699	1,157,471
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.07% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	944,842	912,804
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	909,365	898,759
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	871,357	826,932
NovaStar Mortgage Funding Trust Series
2007-2, 4.64% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	721,820	706,862
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	601,815	589,636
Soundview Home Loan Trust
2006-OPT5, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	601,240	581,842
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,3]	480,249	487,029
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,2	474,277	474,026
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,2	237,807	231,995
2018-2, 3.25% (WAC) due 03/25/58◊,2	234,550	230,378
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	457,419	457,194
Alternative Loan Trust
2007-OA7, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	501,245	456,241

12 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.17% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	$302,659	$298,516
Banc of America Funding Trust
2015-R2, 4.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	168,628	167,842
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.01% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	126,073	125,172
Encore Credit Receivables Trust
2005-2, 5.17% (1 Month Term SOFR + 0.85%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	107,826	107,041
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	73,654	72,538
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	28,802	27,142
Total Residential Mortgage-Backed Securities		47,417,428

Commercial Mortgage-Backed Securities - 6.6%
BX Commercial Mortgage Trust
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,500,000	3,454,062
2022-LP2, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	735,000	732,244
WMRK Commercial Mortgage Trust
2022-WMRK, 7.76% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,900,000	2,894,562
Citigroup Commercial Mortgage Trust
2018-C6, 0.76% (WAC) due 11/10/51◊,4	39,985,948	956,276
Morgan Stanley Capital I Trust
2018-H3, 0.80% (WAC) due 07/15/51◊,4	44,715,017	887,656
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.23% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	850,000	802,413
Life Mortgage Trust
2021-BMR, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	525,000	519,422
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	460,579
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.60% (WAC) due 06/15/51◊,4	22,307,875	326,083
Total Commercial Mortgage-Backed Securities		11,033,297

Government Agency - 0.6%
Fannie Mae
6.50% due 04/25/49	941,198	960,575
Total Collateralized Mortgage Obligations
(Cost $60,454,494)		59,411,300

ASSET-BACKED SECURITIES†† - 32.6%
Collateralized Loan Obligations - 21.3%
BCC Middle Market CLO LLC
2021-1A A1R, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	7,250,000	7,262,704
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,746,461
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,250,000	2,245,282
2020-FL3 AS, 6.68% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	1,250,000	1,250,116
BRSP Ltd.
2021-FL1 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	2,750,000	2,692,463
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.09% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,254,004
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,752,422
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.10% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,750,087
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.17% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	1,500,000	1,502,804
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	1,500,000	1,502,374
Sound Point CLO XIX Ltd.
2018-1A A, 5.56% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	1,440,941	1,439,810

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
HGI CRE CLO Ltd.
2021-FL2 A, 5.43% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	$1,263,034	$1,258,507
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.44% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,250,000	1,252,041
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,001,617
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	989,759
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	750,000	751,452
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	750,000	751,373
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	703,967	705,327
Parliament CLO II Ltd.
2021-2A A, 5.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	365,668	366,208
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	317,036	316,107
LCCM Trust
2021-FL3 A, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	313,536	312,862
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.87% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	220,060	220,060
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.83% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,2	118,807	118,943
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.57% (1 Month Term SOFR + 1.25%, Rate Floor: 1.10%) due 12/18/37◊,2	80,588	80,839
Total Collateralized Loan Obligations		35,523,622

Net Lease - 2.6%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,522,653	2,445,134
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	1,000,000	933,189
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	706,836	667,127
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[2]	228,628	224,342
Total Net Lease		4,269,792

Single Family Residence - 2.5%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	3,550,000	3,489,452
2022-SFR1, 4.49% due 05/19/39[2]	750,000	740,489
Total Single Family Residence		4,229,941

Transport-Container - 1.9%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,584,000	1,433,693
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,069,202	977,753
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	471,333	433,171
2020-1A, 2.73% due 08/21/45[2]	274,002	262,934
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	71,333	63,628
Total Transport-Container		3,171,179

Collateralized Debt Obligations - 1.2%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	2,250,000	2,072,764

Whole Business - 1.0%
Domino’s Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,184,375	1,170,348
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	443,250	418,284
Total Whole Business		1,588,632

Infrastructure - 0.8%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,300,000	1,245,470

Financial - 0.7%
Project Onyx I
, 7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	934,820	933,660
Project Onyx II
, 7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	256,246	255,437
Total Financial		1,189,097

Transport-Aircraft - 0.6%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	540,336	513,314

14 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	$316,210	$306,728
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	168,831	166,302
Total Transport-Aircraft		986,344

Total Asset-Backed Securities
(Cost $54,972,295)		54,276,841

CORPORATE BONDS†† - 28.7%
Financial - 16.3%
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	2,750,000	2,786,094
AEGON Funding Company LLC
5.50% due 04/16/27[2]	2,650,000	2,686,235
Athene Global Funding
5.68% due 02/23/26[2]	2,050,000	2,070,739
F&G Global Funding
5.88% due 06/10/27[2]	1,900,000	1,938,556
HSBC Holdings plc
5.60% due 05/17/28[5]	1,750,000	1,779,020
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[2]	1,750,000	1,774,026
Standard Chartered plc
5.69% due 05/14/28[2,5]	1,700,000	1,729,227
LPL Holdings, Inc.
5.70% due 05/20/27	1,700,000	1,727,995
Barclays plc
5.67% due 03/12/28[5]	1,650,000	1,679,083
Assurant, Inc.
6.10% due 02/27/26	1,650,000	1,664,386
CNO Global Funding
5.88% due 06/04/27[2]	1,140,000	1,169,299
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	814,672
Societe Generale S.A.
5.52% due 01/19/28[2,5]	800,000	807,873
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,5]	800,000	799,080
Jackson National Life Global Funding
5.60% due 04/10/26[2]	750,000	756,990
SLM Corp.
3.13% due 11/02/26	600,000	579,631
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	488,659
OneMain Finance Corp.
7.13% due 03/15/26	480,000	487,042
PennyMac Financial Services, Inc.
5.38% due 10/15/25[2]	480,000	478,883
GA Global Funding Trust
1.63% due 01/15/26[2]	450,000	438,912
Iron Mountain, Inc.
5.00% due 07/15/28[2]	275,000	266,617
American National Group, Inc.
5.00% due 06/15/27	240,000	239,939
Total Financial		27,162,958

Consumer, Non-cyclical - 4.4%
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,866,410
Icon Investments Six DAC
5.81% due 05/08/27	1,800,000	1,837,854
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,650,000	1,679,713
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	985,788
Triton Container International Ltd.
2.05% due 04/15/26[2]	700,000	679,227
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	275,000	268,746
Block, Inc.
2.75% due 06/01/26	100,000	96,991
Total Consumer, Non-cyclical		7,414,729

Industrial - 2.6%
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,666,562
Weir Group plc
2.20% due 05/13/26[2]	1,091,000	1,059,411
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	723,753
Vontier Corp.
1.80% due 04/01/26	650,000	630,517
Jabil, Inc.
1.70% due 04/15/26	200,000	194,244
Total Industrial		4,274,487

Consumer, Cyclical - 2.4%
LG Electronics, Inc.
5.63% due 04/24/27[2]	900,000	916,690
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	885,689
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	875,000	883,732
International Game Technology plc
4.13% due 04/15/26[2]	490,000	483,887
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	350,000	349,297
Air Canada
3.88% due 08/15/26[2]	330,000	322,701
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	98,126
Total Consumer, Cyclical		3,940,122

Utilities - 1.3%
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,760,076
Terraform Global Operating, LP
6.13% due 03/01/26[2]	264,000	262,468

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND III

	Face Amount	Value
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	$100,000	$99,214
Total Utilities		2,121,758

Communications - 0.9%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,404,372
Cogent Communications Group LLC
3.50% due 05/01/26[2]	152,000	148,187
Total Communications		1,552,559

Technology - 0.8%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,302,145
Total Corporate Bonds
(Cost $47,524,194)		47,768,758

U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
4.20% due 04/01/25[6]	1,615,000	1,615,000
4.22% due 04/01/25[6]	1,290,000	1,290,000
4.23% due 04/15/25[6]	1,100,000	1,098,185
4.25% due 04/01/25[6]	725,000	725,000
Total U.S. Treasury Bills
(Cost $4,728,191)		4,728,185

SENIOR FLOATING RATE INTERESTS††,◊ - 1.2%
Technology - 0.5%
CoreLogic, Inc.
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	677,193	662,945
World Wide Technology Holding Company LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30†††	265,078	264,415
Total Technology		927,360

Financial - 0.4%
Citadel Securities, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	327,525	326,995
Jane Street Group LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	296,907	293,166
Total Financial		620,161

Consumer, Non-cyclical - 0.3%
Elanco Animal Health, Inc.
6.17% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	452,954	451,840
Total Senior Floating Rate Interests
(Cost $2,015,596)		1,999,361

REPURCHASE AGREEMENTS††,7 - 0.4%
BofA Securities, Inc.
issued 03/31/25 at 4.35% due 04/01/25	203,704	203,704
BNP Paribas
issued 03/31/25 at 4.38% due 04/01/25	185,186	185,186
J.P. Morgan Securities LLC
issued 03/31/25 at 4.36% due 04/01/25	185,186	185,186
Bank of Montreal
issued 03/31/25 at 4.33% due 04/01/25	148,149	148,149
Total Repurchase Agreements
(Cost $722,225)		722,225

Total Investments - 103.3%
(Cost $173,561,480)		$172,051,155
Other Assets & Liabilities, net - (3.3)%		(5,489,612)
Total Net Assets - 100.0%		$166,561,543

16 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND III

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.66%	Quarterly	03/16/31	$3,000,000	$369,837	$(546)	$370,383
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	1,800,000	37,827	134	37,693
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	36,291	116	36,175
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	34,504	112	34,392
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	55,250,000	(640,199)	321	(640,520)
								$(161,740)	$137	$(161,877)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of March 31, 2025.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $133,618,527 (cost $134,744,606), or 80.2% of total net assets.

[3]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2025. See table below for additional step information for each security.

[4]	Security is an interest-only strip.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND III

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$3,144,485	$—	$—	$3,144,485
Collateralized Mortgage Obligations	—	59,411,300	—	59,411,300
Asset-Backed Securities	—	53,087,744	1,189,097	54,276,841
Corporate Bonds	—	47,768,758	—	47,768,758
U.S. Treasury Bills	—	4,728,185	—	4,728,185
Senior Floating Rate Interests	—	1,734,946	264,415	1,999,361
Repurchase Agreements	—	722,225	—	722,225
Interest Rate Swap Agreements**	—	478,643	—	478,643
Total Assets	$3,144,485	$167,931,801	$1,453,512	$172,529,798

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$640,520	$—	$640,520

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—

18 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM STRATEGY FUND III

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	7.72%	02/25/26	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Note
4.35%			4.13%
Due 04/01/25	$203,704	$203,729	Due 03/31/32	$201,600	$201,695

			U.S. Treasury Strips
			0.00%
			Due 02/15/33 - 05/15/52	6,187	3,720

			U.S. Treasury Bond
			4.25%
			Due 11/15/40	2,000	1,971

			U.S. Treasury Inflation Indexed Bond
			2.13%
			Due 02/15/54	414	393
				210,201	207,779

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
GUGGENHEIM STRATEGY FUND III

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S. Treasury Strips
4.38%			0.00%
Due 04/01/25	$185,186	$185,209	Due 05/15/28 - 02/15/36	$139,175	$85,860

			U.S. Treasury Bill
			0.00%
			Due 06/05/25	68,800	68,279

			U.S. Treasury Notes
			0.63% - 3.88%
			Due 04/30/25 - 05/15/30	41,000	34,773
				248,975	188,912

J.P. Morgan Securities LLC			U.S. Treasury Bonds
4.36%			3.63% - 4.50%
Due 04/01/25	185,186	185,208	Due 02/15/44 - 11/15/54	188,800	188,154

			U.S. Treasury Note
			4.50%
			Due 07/15/26	800	812
				189,600	188,966

Bank of Montreal			U.S. Treasury Note
4.33%			4.13%
Due 04/01/25	148,149	148,167	Due 02/28/27	150,100	151,179

20 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM STRATEGY FUND III

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments, at value (cost $172,839,255)	$171,328,930
Repurchase agreements, at value (cost $722,225)	722,225
Cash	353,108
Segregated cash with broker	40,000
Unamortized upfront premiums paid on interest rate swap agreements	683
Prepaid expenses	1,987
Receivables:
Interest	1,341,032
Securities sold	9,836
Variation margin on interest rate swap agreements	7,055
Total assets	173,804,856

Liabilities:
Segregated cash due to broker	12,158
Unamortized upfront premiums received on interest rate swap agreements	546
Payable for:
Fund shares redeemed	7,000,000
Distributions to shareholders	114,322
Fund accounting/administration fees	3,972
Trustees’ fees*	1,287
Transfer agent/maintenance fees	1,208
Miscellaneous	109,820
Total liabilities	7,243,313
Net assets	$166,561,543

Net assets consist of:
Paid in capital	$172,125,842
Total distributable earnings (loss)	(5,564,299)
Net assets	$166,561,543
Capital shares outstanding	6,681,461
Net asset value per share	$24.93

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Interest	$5,449,192
Total investment income	5,449,192

Expenses:
Professional fees	54,191
Fund accounting/administration fees	46,022
Custodian fees	10,498
Trustees’ fees*	9,646
Printing expenses	6,987
Transfer agent/maintenance fees	5,984
Line of credit fees	4,210
Miscellaneous	9,273
Total expenses	146,811
Less:
Earnings credits applied	(8,024)
Net expenses	138,787
Net investment income	5,310,405

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	230,290
Swap agreements	270,009
Net realized gain	500,299
Net change in unrealized appreciation (depreciation) on:
Investments	(673,841)
Swap agreements	637,543
Net change in unrealized appreciation (depreciation)	(36,298)
Net realized and unrealized gain	464,001
Net increase in net assets resulting from operations	$5,774,406

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 21

GUGGENHEIM STRATEGY FUND III

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,310,405	$17,723,815
Net realized gain on investments	500,299	568,664
Net change in unrealized appreciation (depreciation) on investments	(36,298)	8,125,654
Net increase in net assets resulting from operations	5,774,406	26,418,133

Distributions to shareholders	(5,512,197)	(18,302,723)

Capital share transactions:
Proceeds from sale of shares	81,110,000	26,624,120
Distributions reinvested	4,757,406	16,694,587
Cost of shares redeemed	(271,231,803)	(28,403,548)
Net increase (decrease) from capital share transactions	(185,364,397)	14,915,159
Net increase (decrease) in net assets	(185,102,188)	23,030,569

Net assets:
Beginning of period	351,663,731	328,633,162
End of period	$166,561,543	$351,663,731

Capital share activity:
Shares sold	3,258,789	1,082,455
Shares issued from reinvestment of distributions	190,815	677,334
Shares redeemed	(10,894,741)	(1,162,212)
Net increase (decrease) in shares	(7,445,137)	597,577

22 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM STRATEGY FUND III

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.89	$24.29	$24.02	$25.14	$25.07	$24.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.67	1.29	1.13	.50	.39	.52
Net gain (loss) on investments (realized and unrealized)	.06	.65	.41	(1.10)	.09	.29
Total from investment operations	.73	1.94	1.54	(.60)	.48	.81
Less distributions from:
Net investment income	(.69)	(1.34)	(1.27)	(.52)	(.41)	(.56)
Total distributions	(.69)	(1.34)	(1.27)	(.52)	(.41)	(.56)
Net asset value, end of period	$24.93	$24.89	$24.29	$24.02	$25.14	$25.07

Total Return	2.97%	8.15%	6.56%	(2.40%)	1.93%	3.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$166,562	$351,664	$328,633	$299,138	$343,945	$271,273
Ratios to average net assets:
Net investment income (loss)	5.36%	5.25%	4.66%	2.03%	1.55%	2.11%
Total expenses[c]	0.15%	0.10%	0.13%	0.10%	0.11%	0.13%
Net expenses[d]	0.15%	0.10%	0.13%	0.10%	0.11%	0.13%
Portfolio turnover rate	1%	37%	17%	34%	101%	92%

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[d]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Shares	Value
MONEY MARKET FUNDs***,† - 2.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.17%[1]	834,918	$834,918
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.21%[1]	140,193	140,193
Total Money Market Funds
(Cost $975,111)		975,111

	Face Amount
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 49.2%
Residential Mortgage-Backed Securities - 38.0%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,3]	931,357	939,483
2022-NQM9, 6.45% due 09/25/62[2,3]	713,908	716,085
2024-NQM8, 6.23% due 05/25/64[2,3]	529,685	536,005
2024-NQM7, 6.24% due 03/25/64[2,3]	516,632	521,090
2024-NQM6, 6.45% due 02/25/64[2,3]	505,443	510,915
2023-NQM2, 6.32% due 01/25/62[2,3]	365,692	366,866
PRPM LLC
2022-1, 3.72% due 02/25/27[2,3]	911,480	911,957
2021-5, 4.79% due 06/25/26[2,3]	381,377	380,648
2021-8, 4.74% (WAC) due 09/25/26◊,2	170,258	169,819
CSMC Trust
2021-RPL1, 4.08% (WAC) due 09/27/60◊,2	630,921	628,555
2021-RPL4, 4.10% (WAC) due 12/27/60◊,2	312,481	311,414
2021-RPL7, 4.19% (WAC) due 07/27/61◊,2	210,176	209,403
2020-NQM1, 2.21% due 05/25/65[2]	178,995	169,080
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[2,3]	508,350	508,256
2024-NQM2, 6.09% due 06/25/59[2,3]	486,245	489,210
2023-NQM3, 6.89% due 08/25/68[2,3]	181,759	184,452
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,3]	1,022,302	1,022,731
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,3]	1,012,231	1,010,416
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[2,3]	418,391	417,209
2021-GS4, 4.65% due 11/25/60[2,3]	306,365	305,814
2021-GS2, 4.75% due 04/25/61[2,3]	147,449	147,283
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,3]	627,964	624,073
2022-SP1, 5.25% due 07/25/62[2,3]	238,701	236,949
Verus Securitization Trust
2022-4, 4.74% (WAC) due 04/25/67◊,2	512,008	494,237
2020-5, 2.22% due 05/25/65[2]	253,925	244,502
2021-3, 1.44% (WAC) due 06/25/66◊,2	65,175	56,200
2020-1, 3.42% due 01/25/60[2]	49,612	48,250
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[2,3]	279,320	281,673
2023-1, 4.75% due 09/26/67[2,3]	247,701	245,205
2022-1, 3.29% (WAC) due 12/25/66◊,2	176,793	155,899

Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	570,540	525,743
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	522,794	516,592
Home Equity Loan Trust
2007-FRE1, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	500,622	476,644
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	492,660	457,884
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	249,090	233,583
2018-2A, 3.50% (WAC) due 02/25/58◊,2	235,489	223,545
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	435,679	413,466
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.07% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	344,590	332,905
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	300,908	294,818
NovaStar Mortgage Funding Trust Series
2007-2, 4.64% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	282,166	276,319
Soundview Home Loan Trust
2006-OPT5, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	274,340	265,488
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,3]	184,711	187,319
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.17% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	151,329	149,258
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	97,729	95,991
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.01% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	53,648	53,265
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	53,225	50,057
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	36,827	36,269
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	23,041	21,714
Total Residential Mortgage-Backed Securities		17,454,539

24 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Face Amount	Value
Commercial Mortgage-Backed Securities - 10.5%
BX Commercial Mortgage Trust
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	$1,250,000	$1,233,594
2022-LP2, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	350,000	348,687
WMRK Commercial Mortgage Trust
2022-WMRK, 7.76% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	1,150,000	1,147,844
MTN Commercial Mortgage Trust
2022-LPFL, 7.26% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	800,000	797,258
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.23% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	350,000	330,405
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC) due 02/15/50◊,4	20,397,649	273,114
Life Mortgage Trust
2021-BMR, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	245,000	242,397
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	250,000	230,290
BENCHMARK Mortgage Trust
2019-B14, 0.74% (WAC) due 12/15/62◊,4	9,054,694	200,205
Total Commercial Mortgage-Backed Securities		4,803,794

Government Agency - 0.7%
Fannie Mae
6.50% due 04/25/49	313,733	320,192
Total Collateralized Mortgage Obligations
(Cost $22,837,492)		22,578,525

ASSET-BACKED SECURITIES†† - 47.6%
Collateralized Loan Obligations - 32.8%
BCC Middle Market CLO LLC
2021-1A A1R, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	2,750,000	2,754,819
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	1,000,000	997,903
2020-FL3 AS, 6.68% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	750,000	750,070
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,500,000	1,498,585
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,001,617
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.17% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	750,000	751,402
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.09% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	750,000	751,335
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	751,187
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	750,000	751,038
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.10% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	750,000	750,037
Sound Point CLO XIX Ltd.
2018-1A A, 5.56% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	576,377	575,924
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	500,000	500,968
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	500,915
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.44% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	500,000	500,816
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	492,460
BRSP Ltd.
2021-FL1 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	500,000	489,539
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	469,312	470,218

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Face Amount	Value
HGI CRE CLO Ltd.
2021-FL2 A, 5.43% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	$453,903	$452,276
LCCM Trust
2021-FL3 A, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	120,591	120,331
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.87% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	88,024	88,024
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.57% (1 Month Term SOFR + 1.25%, Rate Floor: 1.10%) due 12/18/37◊,2	67,156	67,366
Parliament CLO II Ltd.
2021-2A A, 5.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	60,945	61,035
Total Collateralized Loan Obligations		15,077,865

Net Lease - 3.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,146,660	1,111,425
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	282,734	266,851
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[2]	91,451	89,736
Total Net Lease		1,468,012

Transport-Container - 2.9%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	660,000	597,372
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	393,917	360,225
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	202,000	185,645
2020-1A, 2.73% due 08/21/45[2]	124,546	119,515
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	71,333	63,628
Total Transport-Container		1,326,385

Single Family Residence - 2.8%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,300,000	1,277,828

Collateralized Debt Obligations - 2.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	1,250,000	1,151,535

Transport-Aircraft - 1.4%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	540,336	513,314
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	126,484	122,691
Total Transport-Aircraft		636,005

Infrastructure - 1.0%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	500,000	479,027

Financial - 1.0%
Project Onyx I
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	350,558	350,123
Project Onyx II
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	96,092	95,789
Total Financial		445,912

Total Asset-Backed Securities
(Cost $22,136,515)		21,862,569

U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
4.22% due 04/01/25[5]	355,000	355,000
4.23% due 04/15/25[5]	235,000	234,612
U.S. Treasury Bills
4.20% due 04/01/25[5]	180,000	180,000
Total U.S. Treasury Bills
(Cost $769,614)		769,612

SENIOR FLOATING RATE INTERESTS††,◊ - 0.7%
Financial - 0.5%
Citadel Securities, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	119,100	118,907
Jane Street Group LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	98,969	97,722
Total Financial		216,629

Technology - 0.2%
World Wide Technology Holding Company LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30†††	88,359	88,139
Total Senior Floating Rate Interests
(Cost $305,745)		304,768

CORPORATE BONDS†† - 0.2%
Utilities - 0.2%
Terraform Global Operating, LP
6.13% due 03/01/26[2]	98,000	97,431
Total Corporate Bonds
(Cost $97,553)		97,431

26 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 0.2%
BofA Securities, Inc.
issued 03/31/25 at 4.35% due 04/01/25	$20,114	$20,114
BNP Paribas
issued 03/31/25 at 4.38% due 04/01/25	18,286	18,286
J.P. Morgan Securities LLC
issued 03/31/25 at 4.36% due 04/01/25	18,286	18,286
Bank of Montreal
issued 03/31/25 at 4.33% due 04/01/25	14,629	14,629
Total Repurchase Agreements
(Cost $71,315)		71,315

Total Investments - 101.7%
(Cost $47,193,345)		$46,659,331
Other Assets & Liabilities, net - (1.7)%		(779,162)
Total Net Assets - 100.0%		$45,880,169

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate + 0.26%	1.66%	Quarterly	03/16/31	$1,300,000	$160,262	$(226)	$160,488
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	11,000,000	(127,460)	151	(127,611)
								$32,802	$(75)	$32,877

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted. — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of March 31, 2025.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $40,815,165 (cost $41,209,960), or 89.0% of total net assets.

[3]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2025. See table below for additional step information for each security.

[4]	Security is an interest-only strip.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

28 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$975,111	$—	$—	$975,111
Collateralized Mortgage Obligations	—	22,578,525	—	22,578,525
Asset-Backed Securities	—	21,416,657	445,912	21,862,569
U.S. Treasury Bills	—	769,612	—	769,612
Senior Floating Rate Interests	—	216,629	88,139	304,768
Corporate Bonds	—	97,431	—	97,431
Repurchase Agreements	—	71,315	—	71,315
Interest Rate Swap Agreements**	—	160,488	—	160,488
Total Assets	$975,111	$45,310,657	$534,051	$46,819,819

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$127,611	$—	$127,611

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$445,912	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	88,139	Third Party Pricing	Broker Quote	—	—
Total Assets	$534,051

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

	Assets
	Asset-Backed Securities	Senior Floating Rate Interests	Total Assets
Beginning Balance	$1,755,829	$—	$1,755,829
Purchases/(Receipts)	—	—	—
(Sales, maturities and paydowns)/Fundings	(1,310,886)	(221)	(1,311,107)
Amortization of premiums/discounts	—	263	263
Corporate actions	—	87,695	87,695
Total realized gains (losses) included in earnings	—	—	—
Total change in unrealized appreciation (depreciation) included in earnings	969	402	1,371
Ending Balance	$445,912	$88,139	$534,051
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2025	$969	$402	$1,371

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	7.72%	02/25/26	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—

30 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Strip
4.35%			0.00%
Due 04/01/25	$20,114	$20,116	Due 11/15/31	$27,105	$20,517

BNP Paribas			U.S. Treasury Note
4.38%			4.13%
Due 04/01/25	18,286	18,288	Due 09/30/27	18,500	18,602

			U.S. Treasury Bond
			3.38%
			Due 11/15/48	100	82
				18,600	18,684

J.P. Morgan Securities LLC			U.S. Treasury Bonds
4.36%			3.63% - 4.00%
Due 04/01/25	18,286	18,288	Due 02/15/44 - 11/15/52	20,500	18,699

Bank of Montreal			U.S. Treasury Note
4.33%			0.50%
Due 04/01/25	14,629	14,631	Due 06/30/27	16,100	14,950

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 31

GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments, at value (cost $47,122,030)	$46,588,016
Repurchase agreements, at value (cost $71,315)	71,315
Cash	45,383
Unamortized upfront premiums paid on interest rate swap agreements	151
Prepaid expenses	1,792
Receivables:
Interest	250,613
Securities sold	1,852
Variation margin on interest rate swap agreements	1,262
Total assets	46,960,384

Liabilities:
Segregated cash due to broker	2,099
Unamortized upfront premiums received on interest rate swap agreements	226
Payable for:
Fund shares redeemed	1,000,000
Distributions to shareholders	20,214
Fund accounting/administration fees	3,531
Transfer agent/maintenance fees	799
Trustees’ fees*	80
Miscellaneous	53,266
Total liabilities	1,080,215
Net assets	$45,880,169

Net assets consist of:
Paid in capital	$47,331,133
Total distributable earnings (loss)	(1,450,964)
Net assets	$45,880,169
Capital shares outstanding	1,841,175
Net asset value per share	$24.92

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Interest	$1,639,717
Total investment income	1,639,717

Expenses:
Fund accounting/administration fees	25,699
Professional fees	19,623
Custodian fees	13,884
Trustees’ fees*	7,919
Transfer agent/maintenance fees	5,984
Line of credit fees	1,561
Miscellaneous	12,029
Total expenses	86,699
Less: Earnings credits applied	(5,949)
Net expenses	80,750
Net investment income	1,558,967

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	214,183
Swap agreements	(33,654)
Net realized gain	180,529
Net change in unrealized appreciation (depreciation) on:
Investments	(334,471)
Swap agreements	301,955
Net change in unrealized appreciation (depreciation)	(32,516)
Net realized and unrealized gain	148,013
Net increase in net assets resulting from operations	$1,706,980

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

32 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,558,967	$6,553,565
Net realized gain on investments	180,529	201,473
Net change in unrealized appreciation (depreciation) on investments	(32,516)	2,879,103
Net increase in net assets resulting from operations	1,706,980	9,634,141

Distributions to shareholders	(1,611,453)	(6,750,268)

Capital share transactions:
Proceeds from sale of shares	49,615,250	11,448,300
Distributions reinvested	1,481,178	6,388,673
Cost of shares redeemed	(138,039,422)	(7,345,968)
Net increase (decrease) from capital share transactions	(86,942,994)	10,491,005
Net increase (decrease) in net assets	(86,847,467)	13,374,878

Net assets:
Beginning of period	132,727,636	119,352,758
End of period	$45,880,169	$132,727,636

Capital share activity:
Shares sold	1,995,813	464,434
Shares issued from reinvestment of distributions	59,444	259,355
Shares redeemed	(5,551,662)	(300,876)
Net increase (decrease) in shares	(3,496,405)	422,913

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 33

GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.87	$24.29	$24.01	$25.06	$25.00	$24.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.67	1.30	1.11	.47	.40	.52
Net gain (loss) on investments (realized and unrealized)	.08	.62	.39	(1.04)	.06	.18
Total from investment operations	.75	1.92	1.50	(.57)	.46	.70
Less distributions from:
Net investment income	(.70)	(1.34)	(1.22)	(.48)	(.40)	(.48)
Total distributions	(.70)	(1.34)	(1.22)	(.48)	(.40)	(.48)
Net asset value, end of period	$24.92	$24.87	$24.29	$24.01	$25.06	$25.00

Total Return	3.04%	8.12%	6.35%	(2.27%)	1.83%	2.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,880	$132,728	$119,353	$116,684	$131,060	$126,260
Ratios to average net assets:
Net investment income (loss)	5.42%	5.28%	4.60%	1.89%	1.61%	2.08%
Total expenses[c]	0.28%	0.16%	0.22%	0.18%	0.18%	0.20%
Net expenses[e]	0.28%	0.16%	0.22%	0.18%	0.18%	0.20%
Portfolio turnover rate	— [d]	35%	18%	35%	107%	100%

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[d]	Less than 0.01%.
[e]	Net expense information reflects the expense ratios after expense waivers.

34 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the Securities Act of 1933, as amended (the “1933 Act”) may make investments in the Funds. At March 31, 2025, the Trust consisted of three Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM”, or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m.

GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 35

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by independent third-party pricing services that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of interest on the Funds’ Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit

36 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(h) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and

GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 37

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

The Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.

(l) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(m) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2025, are disclosed in the Funds’ Statements of Operations.

(o) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.33% at March 31, 2025.

38 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(p) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Guggenheim Strategy Fund II	Duration, Hedge	$—	$55,500,000
Guggenheim Strategy Fund III	Duration, Hedge	—	63,380,000
Guggenheim Variable Insurance Strategy Fund III	Duration, Hedge	—	12,883,333

GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 39

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate swap agreements	Unamortized upfront premiums paid on interest rate swap agreements	Unamortized upfront premiums received on interest rate swap agreements
Variation margin on interest rate swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2025:

Asset Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Total Value at March 31, 2025
Guggenheim Strategy Fund III	$478,643	$478,643
Guggenheim Variable Insurance Strategy Fund III	160,488	160,488

Liability Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Total Value at March 31, 2025
Guggenheim Strategy Fund II	$643,418	$643,418
Guggenheim Strategy Fund III	640,520	640,520
Guggenheim Variable Insurance Strategy Fund III	127,611	127,611

*

Includes cumulative appreciation (depreciation) of centrally-cleared derivatives contracts as reported on the Funds’ Schedules of Investments. For centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest rate swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended March 31, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Total
Guggenheim Strategy Fund II	$173,478	$173,478
Guggenheim Strategy Fund III	270,009	270,009
Guggenheim Variable Insurance Strategy Fund III	(33,654)	(33,654)

40 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Total
Guggenheim Strategy Fund II	$616,954	$616,954
Guggenheim Strategy Fund III	637,543	637,543
Guggenheim Variable Insurance Strategy Fund III	301,955	301,955

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Guggenheim Strategy Fund II	BofA Securities, Inc.	Interest rate swap agreements	$12,814	$—
Guggenheim Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	40,000	12,158
Guggenheim Variable Insurance Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	—	2,099

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

42 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds do not pay GI advisory fees.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 31, 2025, the Funds did not waive or reimburse other expenses.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended(the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$170,234,250	$832,221	$(2,780,927)	$(1,948,706)
Guggenheim Strategy Fund III	173,561,480	1,370,667	(3,042,869)	(1,672,202)
Guggenheim Variable Insurance Strategy Fund III	47,193,345	305,857	(806,994)	(501,137)

Note 7 – Securities Transactions

For the period ended March 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund II	$1,413,371	$93,682,664
Guggenheim Strategy Fund III	1,677,015	109,272,315
Guggenheim Variable Insurance Strategy Fund III	99,306	56,080,582

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended March 31, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Note 8– Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,165,000,000 line of credit from Citibank, N.A., which was in place through September 29, 2024, at which time the line of credit was renewed as a 364-day committed, $1,115,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2025.

Note 9 – Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

44 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 10 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 11 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 45

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

46 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 47

ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

48 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 49

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Note: This is not applicable for any fund included in this document.

50 | GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable at this time.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategy Funds Trust

By:	/s/ Brian E. Binder
Name:	Brian E. Binder
Title:	President and Chief Executive Officer
Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian E. Binder
Name:	Brian E. Binder
Title:	President and Chief Executive Officer
Date:	May 29, 2025

By:	/s/ James Howley
Name:	James Howley
Title:	Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:	May 29, 2025